Impaired Loans (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 1,024,914	¥ 958,463
Recorded investment not requiring an allowance for loan losses	[1],[2]	150,163	186,597
Total	[1]	1,175,077	1,145,060
Unpaid principal balance		1,253,937	1,229,802
Related allowance	[3]	352,231	323,163
Average recorded investment		1,098,927	1,262,118
Interest income recognized	[4]	21,512	20,350
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	853,062	682,171
Recorded investment not requiring an allowance for loan losses	[1],[2]	133,884	174,733
Total	[1]	986,946	856,904
Unpaid principal balance		1,049,362	939,641
Related allowance	[3]	280,288	204,803
Average recorded investment		865,804	970,137
Interest income recognized	[4]	18,315	15,600
Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	469,856	216,579
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,662	12,291
Total	[1]	479,518	228,870
Unpaid principal balance		487,833	240,660
Related allowance	[3]	170,864	74,367
Average recorded investment		289,807	259,889
Interest income recognized	[4]	9,376	4,086
Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	77,863	107,932
Recorded investment not requiring an allowance for loan losses	[1],[2]	23,446	29,981
Total	[1]	101,309	137,913
Unpaid principal balance		119,800	163,813
Related allowance	[3]	17,479	30,724
Average recorded investment		119,325	183,437
Interest income recognized	[4]	1,570	2,213
Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	60,606	66,651
Recorded investment not requiring an allowance for loan losses	[1],[2]	10,017	11,793
Total	[1]	70,623	78,444
Unpaid principal balance		78,470	88,537
Related allowance	[3]	18,771	20,199
Average recorded investment		77,028	83,754
Interest income recognized	[4]	1,449	1,671
Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	138,981	142,886
Recorded investment not requiring an allowance for loan losses	[1],[2]	11,524	13,014
Total	[1]	150,505	155,900
Unpaid principal balance		161,843	172,641
Related allowance	[3]	54,481	51,274
Average recorded investment		150,525	161,288
Interest income recognized	[4]	2,529	2,795
Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	31,568	44,237
Recorded investment not requiring an allowance for loan losses	[1],[2]	4,004	3,851
Total	[1]	35,572	48,088
Unpaid principal balance		36,858	54,149
Related allowance	[3]	10,173	14,691
Average recorded investment		47,224	50,387
Interest income recognized	[4]	729	939
Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	5,373	11,390
Recorded investment not requiring an allowance for loan losses	[1],[2]	62	66
Total	[1]	5,435	11,456
Unpaid principal balance		5,448	11,480
Related allowance	[3]	2,263	4,049
Average recorded investment		7,487	12,474
Interest income recognized	[4]	98	163
Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	478	781
Recorded investment not requiring an allowance for loan losses	[1],[2]	102	80
Total	[1]	580	861
Unpaid principal balance		766	2,020
Related allowance	[3]	55	108
Average recorded investment		682	3,486
Interest income recognized	[4]	11	19
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	68,337	91,715
Recorded investment not requiring an allowance for loan losses	[1],[2]	75,067	103,657
Total	[1]	143,404	195,372
Unpaid principal balance		158,344	206,341
Related allowance	[3]	6,202	9,391
Average recorded investment		173,726	215,422
Interest income recognized	[4]	2,553	3,714
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	171,852	276,292
Recorded investment not requiring an allowance for loan losses	[1],[2]	16,279	11,864
Total	[1]	188,131	288,156
Unpaid principal balance		204,575	290,161
Related allowance	[3]	71,943	118,360
Average recorded investment		233,123	291,981
Interest income recognized	[4]	¥ 3,197	¥ 4,750

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans totaling ¥425,391 million and ¥387,879 million as of March 31, 2014 and 2015 which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.